PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other assets

	As of December 31,
	2018	2019
	US$	US$
IPO distribution and promotional and advertisement service receivables	—	2,080,411
Input VAT receivables	1,030,107	1,626,213
Interest receivables	158,306	1,526,625
Prepayment for share purchase in relation to acquisition (Note 18) and long-term investment	—	854,891
Prepaid professional service fees	1,161,320	405,094
Prepaid data and IT service expenses	—	391,214
Advances to employees	1,258,313	286,900
Prepaid marketing expenses	189,503	222,167
Rental and other deposits	421,059	215,182
Prepaid IPO related professional fees	1,391,231	—
Others	193,356	411,495
	5,803,195	8,020,192